Expense Example, No Redemption - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - Select Communication Services Portfolio
Apr. 29, 2025 USD ($)
Fidelity Advisor Communication Services Fund - Class I
Expense Example, No Redemption:
1 Year	$ 73
3 Years	227
5 Years	395
10 Years	883
Fidelity Advisor Communication Services Fund - Class Z
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	726
Fidelity Advisor Communication Services Fund - Class A
Expense Example, No Redemption:
1 Year	667
3 Years	863
5 Years	1,075
10 Years	1,685
Fidelity Advisor Communication Services Fund - Class M
Expense Example, No Redemption:
1 Year	469
3 Years	721
5 Years	992
10 Years	1,765
Fidelity Advisor Communication Services Fund - Class C
Expense Example, No Redemption:
1 Year	174
3 Years	539
5 Years	928
10 Years	$ 1,821